CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash acquired in business acquisitions, net	¥ 5,176	$ 742	¥ 0	¥ 2,737
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	1,994,683		1,630,444	1,240,431	$ 286,518
Restricted cash - current	1,786,832		1,278,326	1,652,653	256,662
Restricted cash - non-current	175,700		90,638	89,745	25,238
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	¥ 3,957,215		¥ 2,999,408	¥ 2,982,829	$ 568,418